Condensed Consolidated Statements of Change in Shareholders’ Equity (Deficit) - USD ($)		Preferred Share	Ordinary Share Class A	Ordinary Share Class B	Ordinary Share		Additional paid-in Capital (Restated)	Accumulated Deficit (Restated)	Accumulated other comprehensive income (loss)	Total
BALANCE at Sep. 30, 2022			$ 13,775				$ 587,499	$ (6,141,691)	$ (69,995)	$ (5,610,412)
BALANCE (in Shares) at Sep. 30, 2022			137,750,000
Net loss								(1,841,899)		(1,841,899)
Foreign currency translation									123,998	123,998
BALANCE at Sep. 30, 2023			$ 13,775		$ 13,775	[1]	587,499	(7,983,590)	54,003	(7,328,313)
BALANCE (in Shares) at Sep. 30, 2023			137,750,000		2,295,833	[1]
Net loss								(405,129)		(405,129)
Foreign currency translation									(164,851)	(164,851)
BALANCE at Dec. 31, 2023					$ 13,775	[1]	587,499	(8,388,719)	(110,848)	(7,898,293)
BALANCE (in Shares) at Dec. 31, 2023	[1]				2,295,833
BALANCE at Sep. 30, 2023			$ 13,775		$ 13,775	[1]	587,499	(7,983,590)	54,003	(7,328,313)
BALANCE (in Shares) at Sep. 30, 2023			137,750,000		2,295,833	[1]
Net loss										(16,692,807)
Foreign currency translation										(194,321)
BALANCE at Jun. 30, 2024					$ 14,674	[1]	9,353,861	(24,676,397)	(140,318)	(15,448,180)
BALANCE (in Shares) at Jun. 30, 2024	[1]				2,445,647
BALANCE at Sep. 30, 2023			$ 13,775		$ 13,775	[1]	587,499	(7,983,590)	54,003	(7,328,313)
BALANCE (in Shares) at Sep. 30, 2023			137,750,000		2,295,833	[1]
Issuance of ordinary shares upon completion of reverse recapitalization			$ 669				(3,474,433)			(3,473,764)
Issuance of ordinary shares upon completion of reverse recapitalization (in Shares)			6,688,806
Issuance of ordinary shares for PIPE investment			$ 25				2,499,975			2,500,000
Issuance of ordinary shares for PIPE investment (in Shares)			250,000
Loan payment converted to shares			$ 205				8,199,795			8,200,000
Loan payment converted to shares (in Shares)			2,050,000
Net loss								(17,815,307)		(17,815,307)
Foreign currency translation									(341,340)	(341,340)
BALANCE at Sep. 30, 2024			$ 14,674		$ 14,674	[1]	7,812,836	(25,798,897)	(287,337)	(18,258,724)
BALANCE (in Shares) at Sep. 30, 2024			146,738,806		2,445,647	[1]
BALANCE at Dec. 31, 2023					$ 13,775	[1]	587,499	(8,388,719)	(110,848)	(7,898,293)
BALANCE (in Shares) at Dec. 31, 2023	[1]				2,295,833
Issuance of ordinary shares upon completion of reverse recapitalization					$ 669		(1,933,408)			(1,932,739)
Issuance of ordinary shares upon completion of reverse recapitalization (in Shares)					111,480
Issuance of ordinary shares for PIPE investment					$ 25		2,499,975			2,500,000
Issuance of ordinary shares for PIPE investment (in Shares)					4,167
Loan payment converted to shares					$ 205		8,199,795			8,200,000
Loan payment converted to shares (in Shares)					34,167
Net loss								(14,269,147)		(14,269,147)
Foreign currency translation									(9,118)	(9,118)
BALANCE at Mar. 31, 2024					$ 14,674	[1]	9,353,861	(22,657,866)	(119,966)	(13,409,297)
BALANCE (in Shares) at Mar. 31, 2024	[1]				2,445,647
Net loss								(2,018,531)		(2,018,531)
Foreign currency translation									(20,352)	(20,352)
BALANCE at Jun. 30, 2024					$ 14,674	[1]	9,353,861	(24,676,397)	(140,318)	(15,448,180)
BALANCE (in Shares) at Jun. 30, 2024	[1]				2,445,647
BALANCE at Sep. 30, 2024			$ 14,674		$ 14,674	[1]	7,812,836	(25,798,897)	(287,337)	(18,258,724)
BALANCE (in Shares) at Sep. 30, 2024			146,738,806		2,445,647	[1]
Sales of ordinary shares					$ 65		989,762			989,827
Sales of ordinary shares (in Shares)					10,885
Net loss								(689,155)		(689,155)
Foreign currency translation									226,818	226,818
BALANCE at Dec. 31, 2024					$ 14,739	[1]	8,802,598	(26,488,052)	(60,519)	(17,731,234)
BALANCE (in Shares) at Dec. 31, 2024	[1]				2,456,532
BALANCE at Sep. 30, 2024			$ 14,674		$ 14,674	[1]	7,812,836	(25,798,897)	(287,337)	(18,258,724)
BALANCE (in Shares) at Sep. 30, 2024			146,738,806		2,445,647	[1]
Net loss										(22,768,135)
Foreign currency translation										52,674
BALANCE at Jun. 30, 2025					$ 14,804	[1]	29,743,558	(48,567,032)	(234,663)	(19,043,333)
BALANCE (in Shares) at Jun. 30, 2025	[1]				2,467,337
BALANCE at Dec. 31, 2024					$ 14,739	[1]	8,802,598	(26,488,052)	(60,519)	(17,731,234)
BALANCE (in Shares) at Dec. 31, 2024	[1]				2,456,532
Net loss								(577,023)		(577,023)
Foreign currency translation									(26,182)	(26,182)
BALANCE at Mar. 31, 2025					$ 14,739	[1]	8,802,598	(27,065,075)	(86,701)	(18,334,439)
BALANCE (in Shares) at Mar. 31, 2025	[1]				2,456,532
Issuance of ordinary shares to underwriter					$ 65		1,540,960			1,541,025
Issuance of ordinary shares to underwriter (in Shares)					10,754
Issuance of warrants							19,400,000			19,400,000
Additional ordinary shares of round-up adjustment due to share consolidation
Additional ordinary shares of round-up adjustment due to share consolidation (in Shares)					51
Net loss								(21,501,957)		(21,501,957)
Foreign currency translation									(147,962)	(147,962)
BALANCE at Jun. 30, 2025					$ 14,804	[1]	$ 29,743,558	$ (48,567,032)	$ (234,663)	$ (19,043,333)
BALANCE (in Shares) at Jun. 30, 2025	[1]				2,467,337

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.